Reserves - Disclosure of Restricted Share Units Reserve (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of restricted share units reserve [line items]
Recognition of fair value of RSUs issued	[1]	$ 5,051	$ 5,060
RSU [member]
Disclosure of restricted share units reserve [line items]
Restricted Share Units Reserve, Beginning Balance		3,669	3,313
Recognition of fair value of RSUs issued		2,014	734
Restricted share units released		(505)	(378)
Restricted Share Units Reserve, Ending balance		$ 5,178	$ 3,669

[1]	Definitions as follows: "OCI" = Other Comprehensive Income (Loss); "SBC" = Equity Settled Stock Based Compensation; "Options" = Share Purchase Options; "RSUs" = Restricted Share Units; "DIT" = Deferred Income Taxes; "LTI's" = Long-Term Investments; "Warrants" = Share Purchase Warrants.